Discontinued Operations (Narrative) (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May. 14, 2015	Aug. 01, 2014
Discontinued Operations [Line Items]
Net amount received on sale of interest				$ 302,407	$ 229,875
Liyuanshida [Member]
Discontinued Operations [Line Items]
Net amount received on sale of interest	$ 4,700,000
Proceeds from amount of loan from third parties			$ 700,000
Amount of discount on shareholding							$ 400,000
Amount outstanding			$ 200,000
Liyuanshida [Member] | Scenario, Forecast [Member]
Discontinued Operations [Line Items]
Amount borrowed						$ 3,100,000
Proceeds from amount of loan from third parties		$ 300,000
Xushui Project Company [Member]
Discontinued Operations [Line Items]
Acquisition price	13,100,000
Xushui Project Company [Member] | Liyuanshida [Member]
Discontinued Operations [Line Items]
Amount borrowed	$ 8,400,000
Percentage of ownership control	100.00%
Period of pays off the entire contract amounts	15 days